Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Significant Accounting Policies [Line Items]
Money market funds	$ 33.9	$ 40.5
Other highly liquid cash equivalents	0.0	25.0
Deferred revenue	1.1	2.2
Deferred cost of sales	0.0	0.3
Allowance for doubtful accounts	0.5	0.2
Bad debt expense	$ 0.3	$ 0.0
Number of customers represents more than 10% of total accounts receivable | item	1	0
Transaction costs payable	$ 2.3
Accounts Payable
Significant Accounting Policies [Line Items]
Transaction costs payable	1.7
Accrued expenses and other current liabilities
Significant Accounting Policies [Line Items]
Transaction costs payable	$ 0.6